Fees and Expenses - Neiman Large Cap Value Fund	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 10 of the Fund's prospectus and “Shares of the Fund” on page 18 of the Fund's Statement of Additional Information. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Breakpoint Discounts [Text]	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	No-Load	Class A
	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases	None	5.75%
(as percentage of offering price)
Maximum Deferred Sales Charge (Load)	None	None	(a)
(as percentage of lower of purchase price and current NAV)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.46%	0.46%
Acquired Fund Fees and Expenses(b)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.47%	1.72%
Fee Waiver/Expense Reimbursement(c)	(0.17%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver /	1.30%	1.30%
Expense Reimbursement

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
No-Load Shares	$132	$448	$787	$1,743
Class A Shares	$700	$1,047	$1,418	$2,456

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.32% of the average value of its portfolio.

Portfolio Turnover, Rate	8.32%